Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Capital Stock

6. Capital Stock

As of September 30, 2014, the Company is authorized to issue 600,000,000 shares of common stock, $0.001 par value per share, and 20,000,000 shares of preferred stock, $0.001 par value per share.

Preferred Stock Transactions

Series B Preferred Stock

On May 12, 2008, to obtain funding for working capital, the Company entered into a series of subscription agreements with five accredited investors for the sale of a total of 400,000 Series B Units, each Series B Unit consisting of one share of Series B Preferred Stock (“Series B Preferred”) and two Series B Warrants (“Series B Warrants”) to purchase common stock for each $1.00 invested.

The total purchase price received by the Company was $400,000. The Series B Preferred is convertible into shares of common stock at the initial conversion ratio of two shares of common stock for each share of Series B Preferred converted (which was established based on an initial conversion price of $0.50 per share), and the Series B Warrants were exercisable at $0.50 per share until five years from the issuance of the Series B Warrants, which expired unexercised in May 2013. The Series B Preferred contain anti-dilution clauses whereby, if the Company issues equity securities or securities convertible into equity at a price below the conversion price of the Series B Preferred, such conversion price shall be adjusted downward to equal the price of the new securities. During the first quarter of 2013, the Company issued additional shares of common stock at $0.20 per share, triggering an adjustment in the conversion price of the Series B Preferred to $0.20. As a result of the 2013 S-1 July Registered Offering discussed below, the conversion price for the Series B Preferred was reduced to $0.15 and $0.1452 in the third and fourth quarters of 2013, respectively. During the second quarter of 2014, the 2014 Warrant Exchange Agreements discussed below triggered an adjustment in the current conversion price of the Series B Preferred to $0.0667 per share. The Series B Preferred has a priority (senior to the shares of common stock) on any sale or liquidation of the Company equal to the purchase price of the Series B Units, plus a liquidation premium of 6% per year. If the Company elects to declare a dividend in any year, it must first pay to the Series B Preferred holder a dividend equal to the amount of the dividend the Series B Preferred holder would receive if the Series B Preferred were converted just prior to the dividend declaration. Each share of Series B Preferred has the same voting rights as the number of shares of common stock into which it would be convertible on the record date. As of September 30, 2014 and December 31, 2013, there were 300,000 shares of the Series B Preferred issued and outstanding.

Series C Preferred Stock

On August 20, 2008, 700,000 shares of Series C Preferred Stock (“Series C Preferred”) were sold, and 1,300,000 shares of Series C Preferred were sold on September 23, 2008 all at a price of $1.00 per Series C Preferred share. The Series C Preferred was convertible into shares of common stock at $0.25 per share. All the Series C Preferred was issued to X-Master Inc., which is a related party and affiliated with the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors, Dr. Andrey Semechkin, and Dr. Ruslan Semechkin, Chief Scientific Officer and a director.

As of September 30, 2014 and December 31, 2013, there were 0 shares of the Series C Preferred issued and outstanding. On January 22, 2013, the holders of Series C Preferred converted all of the outstanding shares of Series C Preferred into common stock at $0.25 per share, or a total of 8,000,000 shares of common stock.

On April 10, 2013, the Company filed a Certificate of Elimination for the Series C Preferred stock. The Certificate of Elimination amended the provisions of the Certificate of Incorporation of the Company to eliminate the powers, designations, preferences, privileges and other rights of the Series C Preferred stock.

Series D Preferred Stock

On December 30, 2008, the Company entered into a Series D Preferred Stock Purchase Agreement (the “Series D Agreement”) with accredited investors (the “Investors”) and sold 43 shares of Series D Preferred Stock (“Series D Preferred”) for total proceeds of $4,700,000 at a price of $100,000 per Series D Preferred share.

10 shares of the Series D Preferred were issued to X-Master Inc., which is a related party and affiliated with the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors, Dr. Andrey Semechkin and Dr. Ruslan Semechkin, Chief Scientific Officer and a director; and 33 shares of the Series D Preferred were issued to Dr. Andrey Semechkin. As of September 30, 2014 and December 31, 2013, there were 43 shares of the Series D Preferred issued and outstanding.

On December 4, 2012, the holders of all of the outstanding shares of Series D Preferred executed a Waiver of Anti-Dilution Rights (the “Anti-Dilution Waiver”) pursuant to which such holders waived all anti-dilution adjustment rights under the Certificate of Designation for the Series D Preferred in connection with the offering of securities pursuant to the registration statement originally filed with the SEC on October 18, 2012, including the shares issuable on exercise of all warrants registered thereunder. The Anti-Dilution Waiver applied to the financing transaction that closed on July 24, 2013. The Anti-Dilution Waiver does not apply to any future issuances of securities which would otherwise trigger anti-dilution adjustments under the Certificate of Designation for the Series D Preferred. During the first quarter of 2013, the Company issued additional shares of common stock at $0.20 per share, triggering an adjustment in the conversion price of the Series D Preferred to $0.20. During December 2013, the Company issued additional shares of common stock at $0.15 per share, triggering an adjustment in the conversion price of the Series D Preferred to $0.15 per share. During the second quarter of 2014, the 2014 Warrant Exchange Agreements discussed below triggered an adjustment in the current conversion price of the Series D Preferred to $0.0667 per share.

Series G Preferred Stock

On March 9, 2012, the Company entered into a Series G Preferred Stock Purchase Agreement (the “Series G Agreement”) with AR Partners, LLC (the “Purchaser”) to sell 5,000,000 shares of Series G Preferred Stock (“Series G Preferred”) at a price of $1.00 per Series G Preferred share, for a total purchase price of $5,000,000. The Purchaser is an affiliate of Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer, and Dr. Ruslan Semechkin, Chief Scientific Officer and a director.

The Series G Preferred was initially convertible into shares of common stock at $0.40 per share, resulting in an initial conversion ratio of 2.5 shares of common stock for every share of Series G Preferred. The conversion price may be adjusted for stock splits and other combinations, dividends and distributions, recapitalizations and reclassifications, exchanges or substitutions and is subject to a weighted-average adjustment in the event of the issuance of additional shares of common stock below the conversion price.

The Series G Preferred shares have priority over the Series B Preferred and common stock on the proceeds from any sale or liquidation of the Company in an amount equal to the purchase price of the Series G Preferred, but such payment may be made only after payment in full of the liquidation preferences payable to holders of any shares of Series D Preferred then outstanding. Each share of Series G Preferred has the same voting rights as the number of shares of common stock into which it would be convertible on the record date. As long as there are at least 1,000,000 shares of Series G Preferred outstanding, the holders of Series G Preferred have (i) the initial right to propose the nomination of two members of the Board, at least one of which such nominees shall be subject to the approval of the Company’s independent directors, for election by the stockholder’s at the Company’s next annual meeting of stockholders, or, elected by the full board of directors to fill a vacancy, as the case may be, and (ii) the right to approve any amendment to the certificate of incorporation, certificates of designation or bylaws, in manner adverse to the Series G Preferred, alter the percentage of board seats held by the Series G Preferred directors or increase the authorized number of shares of Series G Preferred. At least one of the two directors nominated by holders of the Series G Preferred shall be independent based on the NASDAQ listing requirements.

The Company determined that the Series G Preferred have a contingent redemption feature allowing redemption by the holder under only some very limited circumstances (“deemed liquidation events”). As the event that may trigger the redemption of the convertible preferred stock is not solely within the Company’s control, the convertible preferred stock has been classified as mezzanine equity (outside of permanent equity) on the Company’s consolidated balance sheet. Additionally, legal costs related to the Series G Preferred financing in the amount of $59,000 were recorded in the mezzanine equity as well.

As of September 30, 2014 and December 31, 2013, there were 5,000,000 shares of the Series G Preferred issued and outstanding.

During the first quarter of 2013, the Company issued additional shares of common stock at $0.20 per share, triggering an adjustment in the conversion price and the conversion ratio of the Series G Preferred to $0.37 per share and 2.67 shares, respectively. As a result of the 2013 S-1 July Registered Offering during the third quarter of 2013, the conversion price and the conversion ratio for the Series G Preferred were adjusted to $0.30 per share and 3.28 shares, respectively. During December 2013, the Company issued additional shares of common stock at $0.15 per share, triggering an adjustment in the conversion price and the conversion ratio for the Series G Preferred to $0.3039 per share and 3.291 shares, respectively.

During the first quarter of 2014, the Company issued additional shares of common stock to Lincoln Park, under the Purchase Agreement with Lincoln Park, at various prices ranging from $0.175 to $0.223 per share, triggering numerous adjustments in the conversion price and the conversion ratio of the Series G Preferred. During the second quarter of 2014, the Company issued additional shares of common stock to Lincoln Park, under the Purchase Agreement with Lincoln Park, at various prices ranging from $0.150 to $0.185 per share; and sold shares at $0.15 and $0.10 per share to Dr. Andrey Semechkin and Dr. Ruslan Semechkin, the Company’s Co-Chairman and Chief Executive Officer, and Chief Scientific Officer and a director, respectively, triggering numerous adjustments in the conversion price and the conversion ratio of the Series G Preferred. Also during the second quarter of 2014, common shares were issued at $0.0667 per share as part of the 2014 Warrant Exchange Agreements. During the third quarter of 2014, the Company sold additional shares of common stock to Dr. Andrey Semechkin, Dr. Ruslan Semechkin, and other executives of the Company for prices ranging from $0.09 to $0.10 per share, triggering adjustments in the conversion price and conversion ratio of the Series G Preferred Stock. As of September 30, 2014, the adjusted conversion price and the conversion ratio for the Series G Preferred were $0.2498 per share and 4.0025 shares, respectively.

Common Stock Transactions

2013 Securities Purchase Agreements for Common Stock

On January 22, 2013, to obtain funding for working capital purposes, the Company entered into a securities purchase agreement with Dr. Andrey Semechkin and Dr. Simon Craw to sell a total of 10,125,000 shares of common stock at a price of $0.20 per share, for a total purchase price of $2,025,000. Dr. Andrey Semechkin is the Company’s Co-Chairman and Chief Executive Officer. Dr. Simon Craw is the Company’s Executive Vice President Business Development. The sale of the shares of common stock was completed on January 22, 2013. In connection with the sale of these shares, the Company issued to each purchaser a warrant, exercisable for a period of 5 years, to purchase a number of shares of common stock equal to 50% of the shares purchased by that purchaser, for a total of 5,062,500 shares subject to the warrants at an exercise price of $0.20 per share.

On March 12, 2013, to obtain funding for working capital purposes, the Company entered into a securities purchase agreement with certain investors, including Dr. Andrey Semechkin, to sell a total of 5,000,000 shares of common stock at a price of $0.20 per share, for a total purchase price of $1,000,000. Dr. Andrey Semechkin is the Company’s Co-Chairman and Chief Executive Officer and purchased $100,000 worth of common stock. Each of the other investors has had a long-standing relationship with the Company and has closely followed the Company. The sale of the shares of common stock was completed on March 12, 2013. In connection with the sale of these shares the Company issued to each investor a warrant, exercisable for a period of five years, to purchase a number of shares of common stock equal to 50% of the shares purchased by that investor, for a total of 2,500,000 shares subject to the warrants at an exercise price of $0.20 per share.

2013 S-1 July Registered Offering

On July 19, 2013, to obtain funding for working capital purposes, the Company entered into subscription agreements with certain investors (the “Investors”) relating to the sale by the Company of (i) 20,000,000 Units (each a “Unit”, and collectively, the “Units”), with each Unit consisting of (x) one share of common stock, par value $0.001 per share, and (y) one Series A Warrant to purchase one share of the Company’s common stock at an exercise price of $0.15 per share and (ii) 20,000,000 Series B Warrants, each to purchase one Unit, for aggregate gross proceeds of $3,000,000, before placement agent fees and other estimated offering expenses and fees (the “Offering”). The Units were not issued or certificated. The Investors received only shares of common stock, Series A Warrants and Series B Warrants. The common stock, the Series A Warrants and the Series B Warrants were and may be transferred separately immediately after their issuance. Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer, purchased 5,998,999 Units and 5,998,999 Series B Warrants in the Offering; and Ruslan Semechkin, the Company’s Chief Scientific Officer, purchased 667,667 Units and 667,667 Series B Warrants in the Offering for an aggregate price of $1,000,000.

On July 19, 2013, the Company also entered into a placement agent agreement (the “Placement Agent Agreement”) with Roth Capital Partners, LLC (the “Placement Agent”), pursuant to which the Placement Agent agreed to act on a reasonable best efforts basis for the Offering. The Company paid the Placement Agent a cash fee equal to 5% of the gross proceeds from the Offering and reimbursed the Placement Agent for its reasonable out-of-pocket expenses of $75,000. The Company also issued 666,666 Placement Agent Warrants to purchase Units equal to 5% of the aggregate number of Units issued in the Offering (other than the Units issued to Andrey Semechkin and Ruslan Semechkin). The Placement Agent Warrants have substantially the same terms as the Series B Warrants, except that the Placement Agent Warrants (i) have an exercise price of $0.15 per Unit, subject to adjustments similar to those applicable to the Series A Warrants, (ii) have a term of five years, (iii) provide for a cashless exercise, and (iv) otherwise comply with the requirements of the Financial Institutions Regulatory Authority, Inc. (FINRA). The Company also agreed to pay the Placement Agent a cash solicitation fee equal to 5% of the gross proceeds received by the Company upon the exercise of the Series B Warrants under certain circumstances. See 2014 Warrant Exchange Agreements below for the detailed discussion of common stock issued in the second quarter of 2014 in exchange for the cancellation of the warrants.

The Series A Warrants were immediately exercisable at an exercise price of $0.15 per share and will expire on the fifth anniversary of the initial date of issuance. Upon full exercise of the Series B Warrants, the Company could issue additional Series A Warrants to purchase up to an aggregate of 20,000,000 shares of the Company’s common stock. All Series A Warrants have the same expiration date. See 2014 Warrant Exchange Agreements below for the detailed discussion of common stock issued in the second quarter of 2014 in exchange for the cancellation of the warrants. See Note 9, Stock Options and Warrants, Warrants Issued with Common Stock for detailed discussion of the anti-dilution provisions of the Series A Warrants.

The Series B Warrants were immediately exercisable at an initial exercise price of $0.15, subject to adjustment and expired on October 24, 2013.

The net proceeds to the Company from the Offering, after deducting placement agent fees and cash offering expenses borne by the Company, and excluding any proceeds, from the exercise of the warrants issued in the offering, was approximately $2,377,000. The Offering closed on July 24, 2013.

During the year ended December 31, 2013, the Company received net proceeds of $2,356,000 upon the exercise of 16,754,822 of the Series B Warrants issued in July 2013 for 16,754,822 additional Units, but prior to expiration of the Series B Warrants on October 24, 2013. The total additional Units consisted of 16,754,822 shares of common stock and 16,754,822 Series A Warrants. Of the 16,754,822 Series B Warrants exercised during the year ended December 31, 2013, there were 12,304,822 subject to an adjusted exercise price of $0.1452 per Unit for net proceeds of approximately $1,722,000. The remaining 4,450,000 were exercised prior to the adjustment date at $0.15 per Unit for net proceeds of approximately $634,000. See Note 9, Stock Options and Warrants, Warrants Issued with Common Stock for detailed discussion of the price adjustment provisions of the Series B Warrants.

Of the Series B Warrants exercised, Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer, exercised 2,754,821 Series B Warrants; and Ruslan Semechkin, the Company’s Chief Scientific Officer, exercised 667,667 Series B Warrants for an aggregate price of $497,000.

In addition, during the year ended December 31, 2013, the Company received net proceeds of $30,000 upon the exercise of 200,000 of the Series A Warrants issued in July 2013 for 200,000 shares of common stock at an exercise price of $0.15 per share.

On October 24, 2013, the remaining 3,245,178 Series B Warrants expired unexercised. At September 30, 2014, there were no Series A and Placement Agent warrants outstanding. See 2014 Warrant Exchange Agreements below for the detailed discussion of common stock issued in the second quarter of 2014 in exchange for the cancellation of the warrants. At December 31, 2013, total Series A and Placement Agent warrants outstanding were 36,554,822 and 666,666, respectively, which the Company had reserved 37,888,154 shares of common stock for future issuance.

2014 Securities Purchase Agreements for Common Stock

On May 29, 2014, to obtain funding for working capital purposes, the Company entered into a securities purchase agreement with Dr. Andrey Semechkin and Dr. Ruslan Semechkin to sell a total of 3,333,333 shares of common stock at a price of $0.15 per share, for a total purchase price of $500,000. On June 26, 2014, to obtain funding for working capital purposes, the Company entered into a securities purchase agreement with Dr. Andrey Semechkin and Dr. Ruslan Semechkin to sell a total of 5,500,000 shares of common stock at a price of $0.10 per share, for a total purchase price of $550,000. Dr. Andrey Semechkin is the Company’s Co-Chairman and Chief Executive Officer. Dr. Ruslan Semechkin is the Company’s Chief Scientific Officer and director. On August 6, 2014, to obtain funding for working capital purposes, the Company entered into a securities purchase agreement with Dr. Andrey Semechkin and Dr. Ruslan Semechkin to sell a total of 6,000,000 shares of common stock at a price of $0.10 per share, for a total purchase price of $600,000. On September 10, 2014, to obtain funding for working capital purposes, the Company entered into a securities purchase agreement with Dr. Andrey Semechkin and Dr. Ruslan Semechkin to sell a total of 4,444,445 shares of common stock at a price of $0.09 per share, for a total purchase price of $400,000.

2014 Warrant Exchange Agreements

On June 11, 2014, the Company entered into a series of warrant exchange agreements (the “Warrant Exchange Agreements”) with the holders of its Series A Warrants and Placement Agent Warrants that were issued by the Company pursuant to the 2013 S-1 July Registered Offering. Under the Warrant Exchange Agreements, the Company agreed to issue a total of 44,665,783 shares of common stock (the “Exchange Shares”) to the warrant holders in exchange for the cancellation of the Series A Warrants to purchase 36,554,822 shares of common stock and the Placement Agent Warrants to purchase 666,666 shares of common stock and Series A Warrants. Dr. Andrey Semechkin and Dr. Ruslan Semechkin, the Company’s Co-Chairman and Chief Executive Officer and Chief Scientific Officer and director, respectively, participated on the same terms as the other warrant holders, agreeing to exchange Series A Warrants to purchase 10,088,154 shares of common stock for 12,105,784 shares of common stock. The closing of the transaction occurred on June 16, 2014 with the issuance of the Exchange Shares. Upon settlement of the exchange transaction, there were no remaining Series A Warrants or Placement Agent Warrants outstanding. See Note 9, Stock Options and Warrants, 2014 Warrants Exchange Agreements- for detailed discussion of the accounting treatment of the Warrant Exchange transaction.

As part of the Warrant Exchange Agreement, the Company agreed that through September 14, 2014 it would not offer, sell, pledge, contract to sell or otherwise dispose of any equity securities or securities convertible, exercisable or exchangeable into equity securities of the Company, except for the issuance of equity awards pursuant to the Company’s employee benefit plans and employee incentive plans, the issuance of common stock pursuant to the valid exercise of options or warrants or upon exercise of conversion rights with respect to convertible securities outstanding on the date of the Warrant Exchange, and the issuance and sale of equity securities in private placements to directors or officers of the Company.

2013 Lincoln Park Capital Fund, LLC Stock Purchase Agreement

On December 10, 2013, the Company entered into the Purchase Agreement with Lincoln Park, pursuant to which Lincoln Park has agreed to purchase up to an aggregate of $10,250,000 of common stock (subject to certain limitations) from time to time through January 2017. Of the aggregate $10,250,000 of common stock that may be sold to Lincoln Park, on December 11, 2013, the Company sold 1,666,666 shares of common stock to Lincoln Park for an aggregate purchase price of $250,000 pursuant to the Purchase Agreement, which is referred to as the Initial Purchase. Upon execution of the Purchase Agreement, the Company paid to Lincoln Park $155,000, as a cash fee, for their commitment to purchase additional shares of common stock under the Purchase Agreement.

Also on December 10, 2013, the Company entered into a Registration Rights Agreement with Lincoln Park, pursuant to which the Company filed with the SEC an S-1 Registration Statement to register for resale under the Securities Act of 1933, as amended, or the Securities Act, the shares that have been or may be issued to Lincoln Park under the Purchase Agreement. The S-1 Registration Statement filed with the Securities and Exchange Commission in December 2013 and amended in January 2014 was declared effective on January 13, 2014.

During the three and nine months ended September 30, 2014, the Company sold 0 and 8,200,000 shares, respectively, to Lincoln Park raising approximately $0 and $1,588,000, respectively, for working capital purposes. From commencement through to September 30, 2014, the Company has sold a total of 9,866,666 shares of common stock to Lincoln Park for an aggregate of $1,838,000 under the Agreement. As of September 30, 2014, there remained 10,133,334 shares available for sale up to a total of $8,412,000 under the Purchase Agreement with Lincoln Park.

The Company may, from time to time and in its sole discretion, direct Lincoln Park to purchase shares of common stock in amounts up to 200,000 shares on any single business day so long as at least one business day has passed since the most recent purchase, which amounts may be increased to up to 300,000 shares and up to 400,000 shares, provided the closing price of the common stock exceeds a certain threshold, with a maximum limit of up to $500,000 per purchase, plus an additional “accelerated amount” under certain circumstances. There are no trading volume requirements or restrictions under the Purchase Agreement, and the Company will control the timing and amount of any sales of common stock to Lincoln Park. The purchase price of the shares that may be sold to Lincoln Park under the Purchase Agreement will be based on the market price of the common stock immediately preceding the time of sale as computed under the Purchase Agreement without any fixed discount; provided that in no event will such shares be sold to Lincoln Park when the closing sale price is less than $0.05 per share, subject to adjustment as provided in the Purchase Agreement.

The purchase price per share will be equitably adjusted for any reorganization, recapitalization, non-cash dividend, stock split, or other similar transaction occurring during the business days used to compute such price. The Company may at any time in its sole discretion terminate the Purchase Agreement without fee, penalty or cost upon one business day notice. Lincoln Park may not assign or transfer its rights and obligations under the Purchase Agreement.

Pursuant to the terms of a securities purchase agreement entered into with investors in connection with a private placement effected October 14, 2014, the Company may not sell shares to Lincoln Park under the Purchase Agreement with Lincoln Park until March 2016. See Note 12, Subsequent Event.

Aspire Common Stock Purchase Agreement

On December 9, 2010, Company entered into a common stock purchase agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC (“Aspire Capital”), which provided that, subject to certain conditions and limitations, Aspire Capital was committed to purchase up to an aggregate of $25,000,000 of common stock over the term of the Purchase Agreement. The Purchase Agreement expired in December 2013.

On any day on which the principal market for shares of the Company’s common stock is open for trading, over the three-year term of the Purchase Agreement, the Company had the right, in its sole discretion, to provide Aspire Capital with a purchase notice (each, a “Purchase Notice”) directing Aspire Capital to purchase the number of shares of common stock specified in the Purchase Notice. The number of shares the Company could designate in the Purchase Notice varied based on the closing price of the common stock on the date of the Purchase Notice. The purchase price per share for each Purchase Notice was the lower of (i) the lowest sale price for the common stock on the date of sale or (ii) the arithmetic average of the three lowest closing sale prices for the common stock during the 12 consecutive business days ending on the business day immediately preceding the purchase date of those securities.

During the three months and nine months ended September 30, 2013, the Company issued 0 and 1,200,000 shares of common stock, respectively, to Aspire Capital, raising $0 and $264,000, respectively, which was used to fund its research and operational activities.

Reserved Shares

At September 30, 2014, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	27,142,210
Options available for future grant	8,423,574
Convertible preferred stock	89,012,588
Warrants	7,762,500

132,340,872

6. Capital Stock

As of December 31, 2013, the Company is authorized to issue 300,000,000 shares of common stock, $0.001 par value per share, and 20,000,000 shares of preferred stock, $0.001 par value per share.

Preferred Stock Transactions

Series A Preferred Stock

On January 15, 2008, to raise funds, the Company entered into a subscription agreement with accredited investors for the sale of between 1,000,000 and 5,000,000 Units of Series A Preferred Stock (“Series A Preferred”). Series A Units consist of one share of Series A Preferred and two Warrants (“Series A Warrants”) to purchase common stock for each $1.00 invested. The Series A Preferred was convertible into shares of common stock at market price on the date of the first finance closing, but not to exceed $1 per share and the Series A Warrants are exercisable at $0.50 per share.

During the second quarter of 2010, the holders of the warrants issued to the purchasers of Series A Preferred signed a waiver to give up their rights to the anti-dilution provisions related to the warrants and the exercise price was fixed at $0.25.

On March 30, 2012, the holder of the remaining 500,000 shares of Series A Preferred converted his shares to a total of 2,000,000 shares of common stock. As of December 31, 2012, there were no shares of the Series A Preferred issued and outstanding. In May 2012, the Company filed a Certificate of Elimination for the Series A Preferred stock to remove the powers, designations, preferences, privileges and other rights of the Series A Preferred stock.

Series B Preferred Stock

On May 12, 2008, to obtain funding for working capital, the Company entered into a series of subscription agreements with five accredited investors for the sale of a total of 400,000 Series B Units, each Series B Unit consisting of one share of Series B Preferred Stock (“Series B Preferred”) and two Series B Warrants (“Series B Warrants”) to purchase common stock for each $1.00 invested.

The total purchase price received by the Company was $400,000. The Series B Preferred is convertible into shares of common stock at the initial conversion ratio of two shares of common stock for each share of Series B Preferred converted (which was established based on an initial conversion price of $0.50 per share), and the Series B Warrants were exercisable at $0.50 per share until five years from the issuance of the Series B Warrants. The Series B Preferred and Series B Warrants contained anti-dilution clauses whereby, (subject to the exceptions contained in those instruments) if the Company issues equity securities or securities convertible into equity at a price below the respective conversion price of the Series B Preferred or the exercise price of the Series B Warrant, such conversion and exercise prices shall be adjusted downward to equal the price of the new securities. During the first quarter of 2013, the Company issued additional shares of common stock at $0.20 per share, triggering an adjustment in the conversion price of the Series B Preferred to $0.20. As a result of the 2013 S-1 July Registered Offering discussed below, the conversion price for the Series B Preferred was reduced to $0.15 and $0.1452 in the third and fourth quarters of 2013, respectively. The Series B Preferred has a priority (senior to the shares of common stock) on any sale or liquidation of the Company equal to the purchase price of the Series B Units, plus a liquidation premium of 6% per year. If the Company elects to declare a dividend in any year, it must first pay to the Series B Preferred holder a dividend equal to the amount of the dividend the Series B Preferred holder would receive if the Series B Preferred were converted just prior to the dividend declaration. Each share of Series B Preferred has the same voting rights as the number of shares of common stock into which it would be convertible on the record date. As of December 31, 2013 and 2012, there were 300,000 shares of the Series B Preferred issued and outstanding.

During the second quarter of 2010, the holders of the warrants issued to the purchasers of Series B Preferred signed a waiver to give up their rights to the anti-dilution provisions related to the warrants and the exercise price was fixed at $0.25.

Series C Preferred Stock

On August 20, 2008, to obtain funding for working capital, the Company entered into a subscription agreement with an accredited investor (the “Series C Investor”) to sell for $3,000,000 up to 3,000,000 shares of Series C Preferred Stock (“Series C Preferred”) at a price of $1.00 per Series C Preferred share. The Series C Preferred was convertible into shares of common stock at $0.25 per share. The Series C Preferred had priority over the common stock on any sale or liquidation of the Company equal to the purchase price of the Series C Preferred shares, plus a liquidation premium of 6% per year, but such payment would be made only after payment in full of the liquidation preferences payable to holders of any shares of Series A Preferred and Series B Preferred stock then outstanding. If the Company elects to declare a dividend in any year, it must first pay to the Series C Preferred a dividend in the amount of the dividend the Series C Preferred holder would receive if converted just prior to the dividend declaration. Each share of Series C Preferred had the same voting rights as the number of shares of common stock into which it would be convertible on the record date.

On August 20, 2008, 700,000 shares of Series C Preferred were sold and 1,300,000 shares of Series C Preferred were sold on September 23, 2008. All the Series C Preferred was issued to X-Master Inc., which is a related party and affiliated with the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors Dr. Andrey Semechkin and Dr. Ruslan Semechkin, Chief Scientific Officer of International Stem Cell and a director.

As of December 31, 2013 and 2012, there were 0 and 2,000,000 shares of the Series C Preferred issued and outstanding, respectively. On January 22, 2013, the holders of Series C Preferred converted all of the outstanding shares of Series C Preferred into common stock at $0.25 per share, or a total of 8,000,000 shares of common stock. On April 10, 2013, the Company filed a Certificate of Elimination for the Series C Preferred stock. The Certificate of Elimination amended the provisions of the Certificate of Incorporation of the Company to eliminate the powers, designations, preferences, privileges and other rights of the Series C Preferred stock.

Series D Preferred Stock

On December 30, 2008, the Company entered into a Series D Preferred Stock Purchase Agreement (the “Series D Agreement”) with accredited investors (the “Investors”) to sell for up to $5,000,000 or up to 50 shares of Series D Preferred Stock (“Series D Preferred”) at a price of $100,000 per Series D Preferred share. The Company sold 43 shares for total proceeds of $4,700,000 in the Series D Preferred round.

Of the Series D Preferred issued, 10 shares of the Series D Preferred were issued to X-Master Inc., which is a related party and affiliated with the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors, Dr. Andrey Semechkin and Dr. Ruslan Semechkin, Chief Scientific Officer and a director; and 33 shares of the Series D Preferred were issued to Dr. Andrey Semechkin. As of December 31, 2013 and 2012, there were 43 shares of the Series D Preferred issued and outstanding.

Historically, the Series D Preferred earned cumulative dividends at a rate of 10% per annum through December 31, 2011 and 6% per annum effective January 1, 2012, payable 15 days after each quarter end. On October 12, 2012, the Company and the holders of all of the outstanding shares of Series D Preferred and Series G Preferred entered into a Waiver Agreement (the “Waiver Agreement”) pursuant to which such holders irrevocably waived their right to receive any and all accrued but unpaid dividends and interest thereon on or after September 30, 2012 on the Series D Preferred and Series G Preferred. Under the Waiver Agreement, the holders of Series D Preferred and Series G Preferred are restricted from transferring any shares of Series D Preferred unless the transferee agrees to be bound by the Waiver Agreement.

On December 4, 2012, the holders of all of the outstanding shares of Series D Preferred executed a Waiver of Anti-Dilution Rights (the “Anti-Dilution Waiver”) pursuant to which such holders waived all anti-dilution adjustment rights under the Certificate of Designation for the Series D Preferred in connection with the offering of securities pursuant to the registration statement originally filed with the SEC on October 18, 2012, including the shares issuable on exercise of all warrants registered thereunder. The Anti-Dilution Waiver applied to the financing transaction that closed on July 24, 2013. The Anti-Dilution Waiver does not apply to any future issuances of securities which would otherwise trigger anti-dilution adjustments under the Certificate of Designation for the Series D Preferred. During the first quarter of 2013, the Company issued additional shares of common stock at $0.20 per share, triggering an adjustment in the conversion price of the Series D Preferred to $0.20. During December 2013, the Company issued additional shares of common stock at $0.15 per share, triggering an adjustment in the current conversion price of the Series D Preferred to $0.15 per share.

During the years ended December 31, 2013 and 2012, dividends of $0 and $237,000, respectively, were paid to the holders. As of December 31, 2013 and 2012, no Series D Preferred dividends were accrued.

Series G Preferred Stock

On March 9, 2012, the Company entered into a Series G Preferred Stock Purchase Agreement (the “Series G Agreement”) with AR Partners, LLC (the “Purchaser”) to sell 5,000,000 shares of Series G Preferred Stock (“Series G Preferred”) at a price of $1.00 per Series G Preferred share, for a total purchase price of $5,000,000. The Purchaser is an affiliate of Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer, and Dr. Ruslan Semechkin, Chief Scientific Officer and a director.

The Series G Preferred is convertible into shares of common stock at $0.40 per share, resulting in an initial conversion ratio of 2.5 shares of common stock for every share of Series G Preferred. The conversion price may be adjusted for stock splits and other combinations, dividends and distributions, recapitalizations and reclassifications, exchanges or substitutions and is subject to a weighted-average adjustment in the event of the issuance of additional shares of common stock below the conversion price.

The Series G Preferred shares have priority over the Series B Preferred and common stock on the proceeds from any sale or liquidation of the Company in an amount equal to the purchase price of the Series G Preferred, but such payment may be made only after payment in full of the liquidation preferences payable to holders of any shares of Series D Preferred then outstanding. Historically, from the date of issuance of the Series G Preferred, cumulative dividends at the rate per annum of six percent (6%) of the Purchase Price per share accrued quarterly on such shares of Series G Preferred. Each share of Series G Preferred has the same voting rights as the number of shares of common stock into which it would be convertible on the record date. As long as there are at least 1,000,000 shares of Series G Preferred outstanding, the holders of Series G Preferred have (i) the initial right to propose the nomination of two members of the Board, at least one of which such nominees shall be subject to the approval of the Company’s independent directors, for election by the stockholder’s at the Company’s next annual meeting of stockholders, or, elected by the full board of directors to fill a vacancy, as the case may be, and (ii) the right to approve any amendment to the certificate of incorporation, certificates of designation or bylaws, in manner adverse to the Series G Preferred, alter the percentage of board seats held by the Series G Preferred directors or increase the authorized number of shares of Series G Preferred. At least one of the two directors nominated by holders of the Series G Preferred shall be independent based on the NASDAQ listing requirements.

On October 12, 2012, the Company and the holders of all of the outstanding shares of Series D Preferred and Series G Preferred entered into the Waiver Agreement pursuant to which such holders irrevocably waived their right to receive any and all accrued but unpaid dividends and interest thereon on or after September 30, 2012 on the Series D Preferred and Series G Preferred. Accordingly, dividends from inception in the amount of $93,000 accreted to the carrying value of Series G Preferred have been reversed. Under the Waiver Agreement, the holders of Series D Preferred and Series G Preferred stock are restricted from transferring any shares of Series D Preferred or Series G Preferred unless the transferee agrees to be bound by the Waiver Agreement. As of December 31, 2013 and 2012, there were no dividends accrued on Series G Preferred. No dividends were paid to the holders during the years ended December 31, 2013 and 2012. As of December 31, 2013 and 2012, there were 5,000,000 shares of the Series G Preferred issued and outstanding.

The Company determined that the Series G Preferred have a contingent redemption feature allowing redemption by the holder under only some very limited circumstances (“deemed liquidation events”). As the event that may trigger the redemption of the convertible preferred stock is not solely within the Company’s control, the convertible preferred stock has been classified as mezzanine equity (outside of permanent equity) on the Company’s consolidated balance sheet. Additionally, legal costs related to the Series G Preferred financing in the amount of $59,000 were recorded in the mezzanine equity as well.

The Company determined, as the initial conversion price at the date of close of the Series G Preferred transaction was lower than the closing market price on March 9, 2012, that a beneficial conversion feature existed in the amount of $1,375,000. Such amount was recorded as a discount on the Series G Preferred stock with a corresponding increase in additional paid-in capital. Based on the appropriate accounting guidance, the Company is required to recognize the discount over the period of time from the issuance of preferred shares until the convertible preferred shares can be first converted. As the Series G Preferred are convertible immediately following their issuance, the discount amount of $1,375,000 was recognized in March 2012 as deemed dividend with a corresponding increase in accumulated deficit. During the first quarter of 2013, the Company issued additional shares of common stock at $0.20 per share, triggering an adjustment in the conversion price of the Series G Preferred to $0.37 per share, and the conversion ratio to 2.67 shares of common stock for every share of Series G Preferred. As a result of the 2013 S-1 July Registered Offering during the third quarter of 2013, the conversion price and the conversion ratio for the Series G Preferred were adjusted to $0.30 per share and 3.28 shares, respectively. During December 2013, the Company issued additional shares of common stock at $0.15 per share, triggering an adjustment in the current conversion price and the conversion ratio for the Series G Preferred to $0.3039 per share and 3.291 shares, respectively.

Common Stock Transactions

Aspire Common Stock Purchase Agreement

On December 9, 2010, Company entered into a common stock purchase agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC (“Aspire Capital”), which provided that, subject to certain conditions and limitations, Aspire Capital was committed to purchase up to an aggregate of $25,000,000 of common stock over the term of the Purchase Agreement. The Purchase Agreement expired in December 2013.

In connection with the execution of the Purchase Agreement, the Company sold Aspire 333,333 shares of common stock for a total of $500,000. Under the Purchase Agreement, the Company also agreed to pay Aspire Capital a commitment fee of 500,000 shares of its common stock. The Company was not obligated to pay any additional expense reimbursement or any placement agent fees in connection with the transaction. On any day on which the principal market for shares of the Company’s common stock is open for trading, over the three-year term of the Purchase Agreement, the Company had the right, in its sole discretion, to provide Aspire Capital with a purchase notice (each, a “Purchase Notice”) directing Aspire Capital to purchase the number of shares of common stock specified in the Purchase Notice. The number of shares the Company could designate in the Purchase Notice varied based on the closing price of the common stock on the date of the Purchase Notice. The purchase price per share for each Purchase Notice was the lower of (i) the lowest sale price for the common stock on the date of sale or (ii) the arithmetic average of the three lowest closing sale prices for the common stock during the 12 consecutive business days ending on the business day immediately preceding the purchase date of those securities.

During the years ended December 31, 2013 and 2012, the Company issued 1,200,000 and 5,000,000 shares of common stock, respectively, to Aspire Capital, raising $264,000 and $2,084,000, respectively, which was used to fund its research and operational activities.

2013 Securities Purchase Agreements for Common Stock

On January 22, 2013, to obtain funding for working capital purposes, the Company entered into a Securities Purchase Agreement (the “January 2013 Purchase Agreement”) with Dr. Andrey Semechkin and Dr. Simon Craw to sell a total of 10,125,000 shares of common stock at a price of $0.20 per share, for a total purchase price of $2,025,000. Dr. Andrey Semechkin is the Company’s Co-Chairman and Chief Executive Officer. Dr. Simon Craw is the Company’s Executive Vice President Business Development. The sale of the shares of common stock was completed on January 22, 2013. In connection with the sale of these shares the Company issued to each purchaser a warrant, exercisable for a period of 5 years, to purchase a number of shares of common stock equal to 50% of the shares purchased by that purchaser, for a total of 5,062,500 shares subject to the warrants at an exercise price of $0.20 per share.

On March 12, 2013, to obtain funding for working capital purposes, the Company entered into a Securities Purchase Agreement (the “March 2013 Purchase Agreement”) with certain investors, including Dr. Andrey Semechkin, to sell a total of 5,000,000 shares of common stock at a price of $0.20 per share, for a total purchase price of $1,000,000. Dr. Andrey Semechkin is the Company’s Co-Chairman and Chief Executive Officer and purchased $100,000 worth of common stock. Each of the other investors has had a long-standing relationship with the Company and has closely followed the Company. The sale of the shares of common stock was completed on March 12, 2013. In connection with the sale of these shares the Company issued to each investor a warrant, exercisable for a period of five years, to purchase a number of shares of common stock equal to 50% of the shares purchased by that investor, for a total of 2,500,000 shares subject to the warrants at an exercise price of $0.20 per share.

2013 S-1 July Registered Offering

On July 19, 2013, to obtain funding for working capital purposes, the Company entered into subscription agreements with certain investors (the “Investors”) relating to the sale by the Company of (i) 20,000,000 units (each a “Unit”, and collectively, the “Units”), with each Unit consisting of (x) one share of common stock, par value $0.001 per share, and (y) one Series A Warrant to purchase one share of the Company’s common stock at an exercise price of $0.15 per share and (ii) 20,000,000 Series B Warrants, each to purchase one Unit, for aggregate gross proceeds of $3,000,000, before placement agent fees and other estimated offering expenses and fees (the “Offering”). The Units were not issued or certificated. The Investors received only shares of common stock, Series A Warrants and Series B Warrants. The common stock, the Series A Warrants and the Series B Warrants were and may be transferred separately immediately after their issuance. Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer, purchased 5,998,999 Units and 5,998,999 Series B Warrants in the Offering; and Ruslan Semechkin, the Company’s Chief Scientific Officer, purchased 667,667 Units and 667,667 Series B Warrants in the Offering for an aggregate price of $1,000,000.

On July 19, 2013, the Company also entered into a placement agent agreement (the “Placement Agent Agreement”) with Roth Capital Partners, LLC (the “Placement Agent”), pursuant to which the Placement Agent agreed to act on a reasonable best efforts basis for the Offering. The Company paid the Placement Agent a cash fee equal to 5% of the gross proceeds from the Offering and reimbursed the Placement Agent for its reasonable out-of-pocket expenses of $75,000. The Company also issued 666,666 Placement Agent Warrants to purchase Units equal to 5% of the aggregate number of Units issued in the Offering (other than the Units issued to Andrey Semechkin and Ruslan Semechkin). The Placement Agent Warrants have substantially the same terms as the Series B Warrants, except that the Placement Agent Warrants (i) have an exercise price of $0.15 per Unit, subject to adjustments similar to those applicable to the Series A Warrants, (ii) have a term of five years, (iii) provide for a cashless exercise, and (iv) otherwise comply with the requirements of the Financial Institutions Regulatory Authority, Inc. (FINRA). The Company also agreed to pay the Placement Agent a cash solicitation fee equal to 5% of the gross proceeds received by the Company upon the exercise of the Series B Warrants under certain circumstances.

The Series A Warrants were immediately exercisable at an exercise price of $0.15 per share and will expire on the fifth anniversary of the initial date of issuance. Upon full exercise of the Series B Warrants, the Company could issue additional Series A Warrants to purchase up to an aggregate of 20,000,000 shares of the Company’s common stock. All Series A Warrants have the same expiration date. See Note 9, Stock Options and Warrants, Warrants Issued with Common Stock for detailed discussion of the anti-dilution provisions of the Series A Warrants.

The Series B Warrants were immediately exercisable at an initial exercise price of $0.15, subject to adjustment and expired on October 24, 2013.

The net proceeds to the Company from the Offering, after deducting placement agent fees and cash offering expenses borne by the Company, and excluding any proceeds, from the exercise of the warrants issued in the offering, was approximately $2,377,000. The Offering closed on July 24, 2013.

During the year ended December 31, 2013, the Company received net proceeds of $2,356,000 upon the exercise of 16,754,822 of the Series B Warrants issued in July 2013 for 16,754,822 additional Units, but prior to the expiration of the Series B Warrants on October 24, 2013. The total additional Units consisted of 16,754,822 shares of common stock and 16,754,822 Series A Warrants. Of the 16,754,822 Series B Warrants exercised during the year ended December 31, 2013, there were 12,304,822 subject to an adjusted exercise price of $0.1452 per Unit for net proceeds of approximately $1,722,000. The remaining 4,450,000 were exercised prior to the adjustment date at $0.15 per Unit for net proceeds of approximately $634,000. See Note 9, Stock Options and Warrants, Warrants Issued with Common Stock for detailed discussion of the price adjustment provisions of the Series B Warrants.

Of the Series B Warrants exercised, Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer, exercised 2,754,821 Series B Warrants; and Ruslan Semechkin, the Company’s Chief Scientific Officer, exercised 667,667 Series B Warrants for an aggregate price of $497,000.

In addition, during the year ended December 31, 2013, the Company received net proceeds of $30,000 upon the exercise of 200,000 of the Series A Warrants issued in July 2013 for 200,000 shares of common stock at an exercise price of $0.15 per share.

On October 24, 2013, the remaining 3,245,178 Series B Warrants expired unexercised. At December 31, 2013, total Series A and Placement Agent warrants outstanding were 36,554,822 and 666,666, respectively, which the Company has reserved 37,888,154 shares of common stock for future issuance.

The Company accounts for the warrants in accordance with current accounting guidance, which defines how freestanding contracts that are indexed to and potentially settled in a Company’s own stock should be measured and classified. The authoritative accounting guidance prescribes that only warrants issued under contracts that cannot be net-cash settled and are both indexed to and settled in the Company’s common stock can be classified as equity. As the Series A Warrant, Series B Warrant, and Placement Agent Warrant agreements did not meet the specific conditions for equity classification, the Company is required to classify the fair value of the warrants issued as a liability, with subsequent changes in fair value to be recorded as income (loss) in the statement of operations upon revaluation of the fair value of warrant liability at each reporting period. Valuation of the Warrants was estimated at issuance on July 24, 2013, at the various warrant exercise dates, on October 24, 2013, the expiration date of the Series B Warrants, and at December 31, 2013 using the Monte-Carlo simulation model. The fair value is affected by changes in inputs to the model. The following assumptions were used as inputs to the model at December 31, 2013: stock price of $0.21 and warrant exercise price of $0.15 as of the valuation date; the Company’s historical stock price volatility of 84.3%; risk free interest rate on U.S. treasury notes of 1.55%; warrant expiration of 4.56 years; and a zero dividend rate for the Series A Warrants and the Placement Agent Warrants; simulated as a daily interval and anti-dilution impact if the Company had to raise capital below $0.15 per share.

The fair value of the warrant liability at the issuance date exceeded the gross proceeds received for the common shares, Series A Warrants and the Series B Warrants by $1,390,000. The Series A Warrants, Series B Warrants, and Placement Agent Warrants had fair values of $1,725,000, $2,645,000 and $115,000 at issuance, respectively. The classification and valuation of the warrants resulted in total warrant liability of $4,485,000 and $4,925,000 as of the issuance date of July 24, 2013 and the revaluation date of December 31, 2013, respectively. During the year ended December 31, 2013, the Company recorded a net change in fair value of warrant liability expense of $754,000, in the Consolidated Statements of Operations related to the change in fair value due to the revaluation at December 31, 2013, the change in fair value of the Series A and B Warrants at each exercise date, and for the 3,245,178 Series B Warrants, which expired unexercised on October 24, 2013. As a result of the fair value of the warrant liability at issuance exceeding the total gross proceeds received, the transaction financing costs of $738,000 were recognized as additional other expense. As a result of these three line items on the Consolidated Statements of Operations, the Company recognized a net effect to other expense of $2,882,000 related to the 2013 S-1 July Registered Offering for the year ended December 31, 2013.

2013 Lincoln Park Capital Fund, LLC Stock Purchase Agreement

On December 10, 2013, the Company entered into a stock Purchase Agreement with Lincoln Park, pursuant to which Lincoln Park has agreed to purchase up to an aggregate of $10,250,000 of common stock (subject to certain limitations) from time to time through January 2017. Of the aggregate $10,250,000 of common stock that may be sold to Lincoln Park, on December 11, 2013, the Company sold 1,666,666 shares of common stock to Lincoln Park for an aggregate purchase price of $250,000 pursuant to the Purchase Agreement, which is referred to as the Initial Purchase. Upon execution of the Purchase Agreement, the Company paid to Lincoln Park $155,000, as a cash fee, for their commitment to purchase additional shares of common stock under the Purchase Agreement. The Company does not have the right to commence any sales to Lincoln Park under the Purchase Agreement until the SEC has declared effective the registration statement.

Also on December 10, 2013, the Company entered into a Registration Rights Agreement with Lincoln Park, pursuant to which the Company filed with the SEC an S-1 Registration Statement to register for resale under the Securities Act of 1933, as amended, or the Securities Act, the shares that have been or may be issued to Lincoln Park under the Purchase Agreement.

Subsequent to December 31, 2013, the S-1 Registration Statement filed with the Securities and Exchange Commission in December 2013 and amended in January 2014 went effective on January 13, 2014. Subsequent to December 31, 2013, from January 15, 2014 through March 10, 2014, the Company sold an additional 3,800,000 shares to Lincoln Park for an aggregate of approximately $817,000. See Note 12, Subsequent Events for further details.

Other than the Initial Purchase, the Company does not have the right to commence any additional sales of common stock to Lincoln Park under the Purchase Agreement until the SEC has declared effective the registration statement. See Note 12, Subsequent Events for details of the transaction subsequent to December 31, 2013. Thereafter, the Company may, from time to time and in its sole discretion, direct Lincoln Park to purchase shares of common stock in amounts up to 200,000 shares on any single business day so long as at least one business day has passed since the most recent purchase, which amounts may be increased to up to 300,000 shares and up to 400,000 shares, provided the closing price of the common stock exceeds a certain threshold, with a maximum limit of up to $500,000 per purchase, plus an additional “accelerated amount” under certain circumstances. There are no trading volume requirements or restrictions under the Purchase Agreement, and the Company will control the timing and amount of any sales of common stock to Lincoln Park. The purchase price of the shares that may be sold to Lincoln Park under the Purchase Agreement will be based on the market price of the common stock immediately preceding the time of sale as computed under the Purchase Agreement without any fixed discount; provided that in no event will such shares be sold to Lincoln Park when the closing sale price is less than $0.05 per share, subject to adjustment as provided in the Purchase Agreement.

The purchase price per share will be equitably adjusted for any reorganization, recapitalization, non-cash dividend, stock split, or other similar transaction occurring during the business days used to compute such price. The Company may at any time in its sole discretion terminate the Purchase Agreement without fee, penalty or cost upon one business day notice. Lincoln Park may not assign or transfer its rights and obligations under the Purchase Agreement.

Reserved Shares

At December 31, 2013, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	23,637,693
Options available for future grant	12,793,550
Convertible preferred stock	47,187,929
Warrants	45,650,654

129,269,826